UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09018

AMERICAN BEACON MILEAGE FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., President

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant's telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - September 30, 2011

ITEM 1. PROXY VOTING RECORD.

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                  AMERICAN BEACON MONEY MARKET MILEAGE FUND

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The American Beacon Money Market Mileage Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust.  The

proxy voting record of the American Beacon Master Trust for the period covered by this report was filed on October 26, 2011 under CIK 0001001641 and 1940 Act

File Number 811-09098.  No voting records are attached.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By:/s/ Gene L. Needles, Jr.
           Gene L. Needles, Jr.
             President

Date: October 26, 2011